UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 29, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169

13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 13, 2000

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

 				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		39

FORM 13F Information Table Value Total:	$159,046,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     3641   135410 SH       SOLE                    51410             84000
AFLAC Inc.                     COM              001055102     3259    50873 SH       SOLE                    50873
ASM Lithography NYS            COM              N07059111     8796   272210 SH       SOLE                   145400            126810
Affymetrix                     COM              00826T108     2710    54326 SH       SOLE                    22986             31340
Amdocs                         COM              G02602103     2337    37470 SH       SOLE                     1070             36400
Applied Materials              COM              038222105      405     6834 SH       SOLE                     6834
Biovail Corporation            COM              09067J109    16588   203687 SH       SOLE                   126442             77245
Brigham Exploration            COM              109178103       85    25580 SH       SOLE                     2080             23500
Brio Technology                COM              109704106     1762   166791 SH       SOLE                    85991             80800
Business Objects ADR           COM              12328X107    18302   161874 SH       SOLE                   109004             52870
Concord Camera                 COM              206156101     7702   300561 SH       SOLE                   159081            141480
Deswell Inds. Inc.             COM              250639101      562    33535 SH       SOLE                     2135             31400
Ditech                         COM              25500M103     3684    89849 SH       SOLE                    53294             36555
Federal Nat'l Mtg.             COM              313586109      637     8904 SH       SOLE                     8904
Flir Systems                   COM              302445101     1034   172409 SH       SOLE                    76599             95810
General Electric               COM              369604103      395     6851 SH       SOLE                     6851
Home Depot                     COM              437076102      578    10884 SH       SOLE                    10884
Intel Corp.                    COM              458140100     7419   178505 SH       SOLE                   178505
KV Pharmaceutical Cl A         COM              482740206    22351   636336 SH       SOLE                   446222            190114
Lehman Brothers Hldgs          COM              524908100      680     4600 SH       SOLE                                       4600
Lilly Eli                      COM              532457108      511     6300 SH       SOLE                     6300
MFC Bancorp                    COM              55271X202     3943   465596 SH       SOLE                   287951            177645
Nextel Communications          COM              65332V103     2829    60509 SH       SOLE                    27209             33300
Nortel                         COM              656568102      644    10810 SH       SOLE                    10810
Novellus Systems               COM              670008101    15131   324957 SH       SOLE                   217432            107525
Paine Webber Group             COM              695629105     2044    30000 SH       SOLE                                      30000
Papa John's Int'l              COM              698813102      527    21030 SH       SOLE                                      21030
Pfizer                         COM              717081103     1914    42586 SH       SOLE                    42586
Philip Morris Cos.             COM              718154107      254     8641 SH       SOLE                     8641
Polaroid                       COM              731095105      662    49270 SH       SOLE                    18020             31250
Procter & Gamble               COM              742718109      281     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     4480    62878 SH       SOLE                    62878
Rainbow Technology             COM              750862104     3229    91291 SH       SOLE                    54626             36665
Research In Motion             COM              760975102     3123    31685 SH       SOLE                      675             31010
Schering Plough                COM              806605101      745    16029 SH       SOLE                    16029
Seitel Inc.                    COM              816074306     4413   307013 SH       SOLE                   131818            175195
Staples Inc.                   COM              855030102     1887   133022 SH       SOLE                    37937             95085
Thomas Group, Inc.             COM              884402108      947   135246 SH       SOLE                    71871             63375
Three-Five Systems             COM              88554L108     8555   292487 SH       SOLE                   207538             84949